BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Level III
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Level III
Financial Liabilities Fair Value Disclosure
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Level III
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Level III
Financial Liabilities Fair Value Disclosure
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Level III	2,330,094	1,598,253
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Level III	$ 2,330,094	1,598,253	7,996,994
Financial Liabilities Fair Value Disclosure		$ 1,598,253	$ 7,996,994